Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	$ 234.1	$ 214.6
Restricted Cash	210.0	198.0
Other Temporary Investments	159.1	161.7
Fuel	341.5	387.7
Property, Plant and Equipment
Other Property, Plant and Equipment	4,265.0	3,706.3
Accumulated Depreciation and Amortization	17,986.1	17,167.0
Current Liabilities
Long-term Debt Due Within One Year	1,698.5	1,753.7
Accrued Interest	231.7	234.5
Other Noncurrent Assets
Securitized Assets	920.6	1,211.2
Noncurrent Liabilities
Long-term Debt	$ 21,648.2	$ 19,419.6
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	513,450,036	512,210,644
Treasury Stock, Shares	20,204,160	20,205,046
Subsidiaries [Member]
Current Assets
Restricted Cash	$ 210.0	$ 198.0
Other Temporary Investments	152.7	155.4
Current Liabilities
Long-term Debt Due Within One Year	406.5	406.9
Noncurrent Liabilities
Long-term Debt	1,109.2	1,401.5
AEP Texas Inc. [Member]
Current Assets
Cash and Cash Equivalents	3.1	2.0
Restricted Cash	156.7	155.2
Fuel	8.8	3.6
Property, Plant and Equipment
Other Property, Plant and Equipment	727.9	461.0
Accumulated Depreciation and Amortization	1,651.2	1,594.5
Current Liabilities
Long-term Debt Due Within One Year	501.1	266.1
Accrued Interest	37.3	42.2
Other Noncurrent Assets
Securitized Assets	649.1	891.2
Noncurrent Liabilities
Long-term Debt	3,380.2	3,383.2
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member]
Current Liabilities
Long-term Debt Due Within One Year	251.1	236.1
Accrued Interest	11.3	15.9
Other Noncurrent Assets
Securitized Assets	636.8	869.5
Noncurrent Liabilities
Long-term Debt	540.1	790.1
AEP Transmission Co [Member]
Current Assets
Cash and Cash Equivalents	0.0	0.0
Property, Plant and Equipment
Other Property, Plant and Equipment	174.0	126.8
Accumulated Depreciation and Amortization	271.9	152.6	[1]
Current Liabilities
Long-term Debt Due Within One Year	85.0	50.0
Accrued Interest	15.9	15.0
Noncurrent Liabilities
Long-term Debt	2,738.0	2,500.4
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	4.2	2.9
Restricted Cash	25.6	16.3
Fuel	61.3	89.3
Property, Plant and Equipment
Other Property, Plant and Equipment	485.8	427.9
Accumulated Depreciation and Amortization	4,124.4	3,896.4
Current Liabilities
Long-term Debt Due Within One Year	430.7	249.2
Other Noncurrent Assets
Securitized Assets	258.7	282.3
Noncurrent Liabilities
Long-term Debt	$ 3,631.9	$ 3,730.9
Equity
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 2.4	$ 1.3
Fuel	37.3	31.4
Property, Plant and Equipment
Other Property, Plant and Equipment	583.8	595.2
Accumulated Depreciation and Amortization	3,151.6	3,024.2
Current Liabilities
Long-term Debt Due Within One Year	155.4	474.7
Accrued Interest	37.3	37.5
Noncurrent Liabilities
Long-term Debt	$ 2,880.0	$ 2,270.4
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 76.8	$ 96.3
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	4.9	3.1
Restricted Cash	27.6	26.6
Property, Plant and Equipment
Other Property, Plant and Equipment	574.8	495.9
Accumulated Depreciation and Amortization	2,218.6	2,184.8
Current Liabilities
Long-term Debt Due Within One Year	47.9	397.0
Other Noncurrent Assets
Securitized Assets	12.9	37.7
Noncurrent Liabilities
Long-term Debt	$ 1,668.7	$ 1,322.3
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 47.8	$ 47.0
Other Noncurrent Assets
Securitized Assets	13.0	38.0
Noncurrent Liabilities
Long-term Debt	0.0	47.5
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	2.0	1.6
Fuel	12.3	12.5
Property, Plant and Equipment
Other Property, Plant and Equipment	303.5	287.4
Accumulated Depreciation and Amortization	1,472.9	1,393.6
Current Liabilities
Long-term Debt Due Within One Year	375.5	0.5
Accrued Interest	13.9	14.1
Noncurrent Liabilities
Long-term Debt	$ 911.5	$ 1,286.0
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 24.5	$ 1.6
Fuel	120.5	123.6
Property, Plant and Equipment
Other Property, Plant and Equipment	762.7	684.1
Accumulated Depreciation and Amortization	2,808.3	2,685.8
Current Liabilities
Long-term Debt Due Within One Year	59.7	3.7
Accrued Interest	34.7	38.9
Noncurrent Liabilities
Long-term Debt	$ 2,653.7	$ 2,438.2
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents	$ 22.0	$ 0.0
Fuel	35.7	41.5
Property, Plant and Equipment
Other Property, Plant and Equipment	276.9	266.7
Accumulated Depreciation and Amortization	$ 174.6	$ 165.9

[1]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.